Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Top Ships Inc. and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on
January 10, 2000,
under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in
May 2004
and
December 2007,
respectively. The Company is an international provider of worldwide oil, petroleum products and bulk liquid chemicals transportation services.

As of
June 30, 2018,
the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not
exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements as well as intermediary companies that are
100%
subsidiaries of the Company that own shipowning companies.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

	Wholly owned Shipowning Companies with vessels in operation during six months ended June 30, 2018	Date of Incorporation	Country of Incorporation	Vessel
1	Monte Carlo 71 Shipping Company Limited	June 2014	Marshall Islands	M/T Stenaweco Energy (acquired June 2014), sold January 2015
2	Monte Carlo One Shipping Company Ltd	June 2012	Marshall Islands	M/T Stenaweco Evolution (acquired March 2014), sold March 2015
3	Monte Carlo Seven Shipping Company Limited	April 2013	Marshall Islands	M/T Stenaweco Excellence (acquired March 2014)
4	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	M/T Nord Valiant (acquired March 2014)
5	Monte Carlo 37 Shipping Company Limited	September 2013	Marshall Islands	M/T Eco Fleet (acquired March 2014)
6	Monte Carlo 39 Shipping Company Limited	December 2013	Marshall Islands	M/T Eco Revolution (acquired March 2014 )
7	Eco Seven Inc.	February 2017	Marshall Islands	M/T Stenaweco Elegance (acquired February, 2017)

	Wholly owned Shipowning Companies with vessels under construction during six months ended June 30, 2018	Date of Incorporation	Country of Incorporation	Vessel
8	Astarte International Inc.	April 2017	Marshall Islands	M/T Eco Palm Desert (contract acquired April 2017)
9	PCH77 Shipping Company Limited	September 2017	Marshall Islands	M/T Eco California (contract acquired November 2017)
10	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray (contract acquired January 2018)
11	South California Inc.	January 2018	Marshall Islands	M/T Eco Bel Air (contract acquired January 2018)
12	Malibu Warrior Inc.	January 2018	Marshall Islands	M/T Eco Beverly Hills (contract acquired January 2018)

As of
June 30, 2018,
the Company was the owner of
50%
of outstanding shares of the following companies.

	Shipowning Companies	Date of Incorporation	Country of Incorporation	Vessel
1	City of Athens Inc.	November 2016	Marshall Islands	M/T Eco Holmby Hills (acquired June, 2017)
2	Eco Nine Inc.	March 2015	Marshall Islands	M/T Eco Palm Springs (acquired June, 2017)

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not
include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form
20
-F for the fiscal year ended
December
31,
2017,
filed with the U.S. Securities and Exchange Commission (the “SEC”) on
March 29, 2018.

These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six
month period ended
June 30, 2018
are
not
necessarily indicative of the results that might be expected for the fiscal year ending
December
31,
2018.

On
January 31, 2018
the Company acquired:

a.
100%
 of the issued and outstanding shares of PCH Dreaming Inc., a Marshall Islands company that has entered into a new building contract for a high specification
50,000
dwt Medium Range (“MR”) product/chemical tanker (
M/T Eco Marina Del Ray or Hull
No
8242
) under construction at Hyundai Mipo Dockyard Co., Ltd. in South Korea and scheduled for delivery during
March 2019.
The Company has acquired the shares from an entity affiliated with the Company’s Chief Executive Officer, for an aggregate purchase price of
$3,950.
The transaction specified that Following its delivery, the vessel was going to enter into a time charter with an entity affiliated with the seller for a firm duration of one
year at a gross daily rate of
$16,
with a charterer’s option to extend for
two
additional years at
$17
and
$18,
respectively. In
June 2018
the company cancelled without penalty the abovementioned time charter and entered into a new
5
year time charter with Cargill International SA (“Cargill”) at a gross daily rate of
$15.1.

b.
100%
of the issued and outstanding shares of South California Inc., a Marshall Islands company that has entered into a new building contract for a high specification, scrubber-equipped,
157,000
dwt Suezmax Crude Oil Carrier (
M/T Eco Bel Air or Hull
No
874
) under construction at Hyundai Samho Heavy Industries Co. Ltd. in South Korea and scheduled for delivery during
April 2019.
The Company has acquired the shares from an entity affiliated with the Company’s Chief Executive Officer for an aggregate purchase price of
$8,950.
The transaction specified that Following its delivery, the vessel was going to enter into a time charter with an entity affiliated with the Seller for a firm duration of one
year at a gross daily rate of
$25,
with a charterer’s option to extend for
two
additional years at
$26
and
$27,
respectively. In
June
the company cancelled without penalty the abovementioned time charter and entered into a new
3
year time charter with BP Shipping Limited at a gross daily rate of
$25,
with a charterer’s option to extend for
two
additional years at
$28
and
$29.5,
respectively.

c.
100%
of the issued outstanding shares of Malibu Warrior Inc., a Marshall Islands company that has entered into a new building contract for a high specification, scrubber-equipped,
157,000
dwt Suezmax Crude Oil Carrier (
M/T Beverly Hills or Hull
No
875
) under construction at Hyundai Samho Heavy Industries Co. Ltd. in South Korea and scheduled for delivery during
May 2019.
The Company has acquired the shares from an entity affiliated with the Company’s Chief Executive Officer for an aggregate purchase price of
$8,950.
The transaction specified that Following its delivery, the vessel was going to enter into a time charter with an entity affiliated with the Seller for a firm duration of one
year at a gross daily rate of
$25,
with a charterer’s option to extend for
two
additional years at
$26
and
$27,
respectively. In
June 2018
the company cancelled without penalty the abovementioned time charter and entered into a new
3
year time charter with BP Shipping Limited at a gross daily rate of
$25,
with a charterer’s option to extend for
two
additional years at
$28
and
$29.5,
respectively.

d.
10%
of the issued and outstanding shares of Eco Seven Inc., a Marshall Islands company that owns M/T Stena Elegance, a high specification
50,000
dwt MR product/chemical tanker delivered in
February 2017
at Hyundai Vinashin. The Company has acquired the shares from an entity affiliated with the Company’s Chief Executive Officer for an aggregate purchase price of
$1,600.
As a result of the transaction the Company owns
100%
of the issued and outstanding shares of Eco Seven Inc.

Each of the acquisitions was approved by a special committee of the Company’s board of directors, (the "Transaction Committee"), of which all of the directors were independent. The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer.

The amount of the consideration given in excess of the historical carrying value of the net assets acquired is recognized as a reduction to the Company’s additional paid in capital and presented as Excess of consideration over the carrying value of acquired assets in the Company’s consolidated statement of stockholders' equity for the six
months ended
June 30, 2018.
An analysis of the consideration paid is presented in the table below:

Consideration in cash	23,450
Less: Carrying value of Net assets of companies acquired	1,190
Excess of consideration over acquired assets	22,260